Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Communication Services - 3.6%
Cable One, Inc.	1,211	$321,848
John Wiley & Sons, Inc. - Class A	43,382	1,933,102
Nexstar Media Group, Inc.	7,010	1,256,332
		3,511,282

Consumer Discretionary - 10.5%
Bright Horizons Family Solutions, Inc. (a)	20,039	2,545,755
First Watch Restaurant Group, Inc. (a)	63,320	1,054,278
KinderCare Learning Cos., Inc. (a)	71,261	825,915
Modine Manufacturing Co. (a)	16,499	1,266,298
TopBuild Corp. (a)	3,470	1,058,176
Wyndham Hotels & Resorts, Inc.	22,668	2,051,681
YETI Holdings, Inc. (a)	42,896	1,419,858
		10,221,961

Consumer Staples - 3.6%
Guardian Pharmacy Services, Inc. - Class A (a)	63,529	1,350,627
Nomad Foods Ltd.	112,488	2,210,389
		3,561,016

Energy - 1.2%
ChampionX Corp.	38,914	1,159,637

Financials - 18.7%
Assured Guaranty Ltd.	20,423	1,799,266
Bancorp, Inc. (a)	53,030	2,802,105
DigitalBridge Group, Inc. - Class A	74,591	657,893
Eastern Bankshares, Inc.	147,281	2,415,408
Horace Mann Educators Corp.	39,030	1,667,752
MGIC Investment Corp.	65,928	1,633,696
NCR Atleos Corp. (a)	66,929	1,765,587
Old National Bancorp	99,553	2,109,528
Pacific Premier Bancorp, Inc.	52,654	1,122,583
Prosperity Bancshares, Inc.	13,181	940,728
WSFS Financial Corp.	24,965	1,294,935
		18,209,481

Health Care - 14.7%
Ascendis Pharma AS - ADR (a)	7,010	1,092,579
Biohaven Ltd. (a)	22,856	549,458
Blueprint Medicines Corp. (a)	12,459	1,102,746
Cytokinetics, Inc. (a)	19,562	786,197
Encompass Health Corp.	20,487	2,074,923
HealthEquity, Inc. (a)	22,347	1,974,804
Insmed, Inc. (a)	13,833	1,055,320
Kestra Medical Technologies Ltd. (a)	12,068	300,734
LifeStance Health Group, Inc. (a)	93,198	620,699
Neurocrine Biosciences, Inc. (a)	10,663	1,179,328
OrthoPediatrics Corp. (a)	33,190	817,470
Phreesia, Inc. (a)	67,069	1,714,284
SI-BONE, Inc. (a)	41,383	580,603
Vaxcyte, Inc. (a)	14,523	548,388
		14,397,533

Industrials - 18.5%
Applied Industrial Technologies, Inc.	6,544	1,474,625
AZEK Co., Inc. - Class A (a)	31,272	1,528,888
EnPro, Inc.	10,200	1,650,258
Generac Holdings, Inc. (a)	7,578	959,754
Kadant, Inc.	4,192	1,412,327
OPENLANE, Inc. (a)	52,095	1,004,391
Sensata Technologies Holding PLC	39,706	963,665
SiteOne Landscape Supply, Inc. (a)	8,221	998,358
SPX Technologies, Inc. (a)	15,306	1,971,107
Standardaero, Inc. (a)	49,952	1,330,721
Tennant Co.	18,071	1,441,162
Valmont Industries, Inc.	6,288	1,794,406
Zurn Elkay Water Solutions Corp.	46,856	1,545,311
		18,074,973

Information Technology - 13.2%
CTS Corp.	26,222	1,089,524
Dynatrace, Inc. (a)	18,933	892,691
Entegris, Inc.	8,686	759,851
Littelfuse, Inc.	5,496	1,081,283
Mirion Technologies, Inc. - Class A (a)	94,584	1,371,468
NCR Voyix Corp. (a)	81,275	792,431
Onestream, Inc. - Class A (a)	45,289	966,467
Onto Innovation, Inc. (a)	4,774	579,277
OSI Systems, Inc. (a)	8,290	1,611,079
Power Integrations, Inc.	16,860	851,430
SiTime Corp. (a)	5,123	783,153
Universal Display Corp.	9,239	1,288,656
Workiva, Inc. - Class A (a)	10,736	814,970
		12,882,280

Materials - 2.7%
HB Fuller Co.	19,981	1,121,334
Ingevity Corp. (a)	37,493	1,484,348
		2,605,682

Real Estate - 1.0%
FirstService Corp.	6,144	1,019,597

Utilities - 2.4%
Talen Energy Corp. (a)	11,703	2,336,738
TOTAL COMMON STOCKS (Cost $84,652,746)		87,980,180

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.2%	Shares	Value
Real Estate - 4.2%
Curbline Properties Corp.	38,937	941,886
EastGroup Properties, Inc.	8,663	1,525,987
Essential Properties Realty Trust, Inc.	49,254	1,607,651
		4,075,524
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,572,325)		4,075,524

SHORT-TERM INVESTMENTS - 4.6%	Shares	Value
Money Market Funds - 4.6%
First American Government Obligations Fund - Class Z, 4.23% (b)	4,486,220	4,486,220
TOTAL SHORT-TERM INVESTMENTS (Cost $4,486,220)		4,486,220

TOTAL INVESTMENTS - 98.9% (Cost $92,711,291)		96,541,924
Other Assets in Excess of Liabilities - 1.1%		1,086,913
TOTAL NET ASSETS - 100.0%		$97,628,837
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Sustainable Small-Cap Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,980,180	$–	$–	$87,980,180
Real Estate Investment Trusts - Common	4,075,524	–	–	4,075,524
Money Market Funds	4,486,220	–	–	4,486,220
Total Investments	$96,541,924	$–	$–	$96,541,924

Refer to the Schedule of Investments for further disaggregation of investment categories.